Label	Element	Value
Insight Investment Grade Bond Fund
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IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY:

INSIGHT INVESTMENT GRADE BOND FUND

of

FundVantage Trust

Supplement dated December 20, 2016 to the Insight Investment Grade Bond Fund’s (the “Fund”) Prospectus dated September 1, 2016. The information in this supplement updates and amends certain information in the Prospectus for the Fund and should be read in conjunction with that document.

The Board of Trustees of FundVantage Trust, on the recommendation of the Fund’s investment adviser, has approved a change, in the Fund’s investment policy with respect to the Fund’s investment in investment-grade fixed income securities to be effective on February 19, 2017.  The revised policy will require the Fund, under normal circumstances, to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment-grade fixed income securities.  The revised policy may be changed by the Board of Trustees upon sixty (60) days’ notice to shareholders.  Until the change in policy becomes effective on February 19, 2017, the Fund’s current policy to normally invest at least 80% of its total assets in a diversified portfolio of investment-grade fixed income securities will remain in place .

Accordingly, effective February 19, 2017, the Prospectus is revised as follows:

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•                  The first sentence of the first paragraph in the section entitled “Summary of Principal Investment Strategies,” on page 2 of the Prospectus, is deleted in its entirety and replaced with the following:

The Fund, under normal circumstances, invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment-grade fixed income securities.

•                  The first sentence of the second paragraph in the section entitled “Summary of Principal Investment Strategies,” on page 2 of the Prospectus, is deleted in its entirety and replaced with the following:

The Fund may also invest up to 20% of its net assets, plus the amount of any borrowings for investment purposes, in “below-investment grade” or “high yield” fixed-income securities (also called “high yield bonds” or “junk bonds”), which are securities rated lower than “Baa3” by Moody’s or “BBB-” by S&P or Fitch or, if unrated, determined by the Adviser to be of comparable quality.

•                  The first sentence of the first paragraph in the section entitled “Principal Investment Strategies,” on page 6 of the Prospectus, is deleted in its entirety and replaced with the following:

The Fund, under normal circumstances, invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment-grade fixed income securities.

•                  The first sentence of the second paragraph in the section entitled “Other Investment Strategies and Polices,” on page 6 of the prospectus, is deleted in its entirety and replaced with the following:

The Fund may invest in fixed-income securities of foreign (non-U.S.) issuers and may invest up to 20% of its net assets, plus the amount of any borrowings for investment purposes in emerging market fixed-income securities.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE